Note 9 - Loss Per Share	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Loss Per Share

Basic and diluted loss per common share are computed as follows:

	For the nine months ended September 30,
	2015	2016

Net loss attributable to common shareholders	(11,319,490)	(27,876,009)

Weighted average common shares – Outstanding	5,903,609	8,116,343
Basic and diluted loss per share	(1.92)	(3.43)

The Company excluded the effect of 45,000 and 56,700 unvested incentive award shares as of September 30, 2015 and 2016, respectively, as they were anti-dilutive.